EARNINGS PER SHARE - Schedule of Calculation of Basic and Diluted Net Income per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Earnings Per Share [Abstract]
Net loss	$ (11,645)	$ (109,951)	$ (10,256)
Net income attributable to noncontrolling interest	3,925	4,181	4,634
Net loss attributable to Cognyte Software Ltd.	$ (15,570)	$ (114,132)	$ (14,890)
Ordinary shares outstanding:
Basic shares (in shares)	70,081	67,924	66,570
Effective of dilutive shares (in shares)	0	0	0
Diluted shares (in shares)	70,081	67,924	66,570
Net loss per share attributable to Cognyte Software Ltd.:
Basic (in dollars per share)	$ (0.22)	$ (1.68)	$ (0.22)
Diluted (in dollars per share)	$ (0.22)	$ (1.68)	$ (0.22)